Financial Instruments - Summary of Increase (Decrease) in Loss Allowance for Trade Receivables (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Allowance account for credit losses of financial assets at beginning of period	¥ 9,390
Allowance account for credit losses of financial assets at end of period	7,356	¥ 9,390
Trade and other receivables
Disclosure of other provisions [line items]
Allowance account for credit losses of financial assets at beginning of period	9,390	8,637
Increases	282	2,836
Decreases (written off)	(3,228)	(2,207)
Decreases (reversed)	(332)	(866)
Foreign currency translation differences	1,244	990
Allowance account for credit losses of financial assets at end of period	7,356	9,390
Trade and other receivables | Bad debt provision calculated by simplified approach
Disclosure of other provisions [line items]
Allowance account for credit losses of financial assets at beginning of period	3,411	2,359
Increases	92	999
Decreases (written off)	(719)	(60)
Decreases (reversed)	(119)	(333)
Foreign currency translation differences	662	446
Allowance account for credit losses of financial assets at end of period	3,327	3,411
Trade and other receivables | Bad debt provision recognized to credit- impaired financial assets
Disclosure of other provisions [line items]
Allowance account for credit losses of financial assets at beginning of period	5,979	6,278
Increases	190	1,837
Decreases (written off)	(2,509)	(2,147)
Decreases (reversed)	(213)	(533)
Foreign currency translation differences	582	544
Allowance account for credit losses of financial assets at end of period	¥ 4,029	¥ 5,979